EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2021
EXPENSES BY NATURE
Schedule of expenses by nature

	2021	2020
Direct Costs	£’000	£’000
Depreciation of mining hardware	11,129	5,896
Hosting and other costs	11,057	11,210
Total direct costs	22,186	17,106

	2021	2020
Administrative expenses	£’000	£’000
Salary and other employee related costs	2,662	461
Depreciation and amortization	382	131
Insurance	1,408	117
Public relations and associated activities	699	113
Travel and subsistence	128	46
Audit fees	239	135
Carbon credits	252	—
Hedging costs	326	—
Impairment of intangible assets	535	—
Repairs and maintenance	939	75
Settlement re Crypto mining management fees	(1,561)	—
Write off of variable contingent consideration	(352)	—
Research costs	—	20
Other expenses	424	265
Total administrative expenses	6,081	1,363

	2021	2020
Finance Costs	£’000	£’000
Interest on loans and borrowings	2,142	151
Total finance costs	2,142	151